Goodwill and Other Intangible Assets (Schedule of Finite-lived Intangible Assets and Indefinite-lived Intangible Assets by Major Class) (FY) (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Intangible Assets, Gross (Excluding Goodwill) [Abstract]
Finite-lived intangibles, gross carrying amount	$ 872	$ 859
Total intangibles, gross carrying amount	1,175	1,164
Finite-lived intangibles, accumulated amortization	(748)	(685)
Trademarks and trade names
Intangible Assets, Gross (Excluding Goodwill) [Abstract]
Indefinite-lived intangibles, gross carrying amount	303	305
Customer relationships
Intangible Assets, Gross (Excluding Goodwill) [Abstract]
Finite-lived intangibles, gross carrying amount	595	588
Finite-lived intangibles, accumulated amortization	(502)	(457)
Patents, technology and other intangibles
Intangible Assets, Gross (Excluding Goodwill) [Abstract]
Finite-lived intangibles, gross carrying amount	277	271
Finite-lived intangibles, accumulated amortization	$ (246)	$ (228)